Consolidated Statements of Changes in Equity (Unaudited) - JPY (¥) ¥ in Millions	Total	Capital stock [member]	Capital surplus [member]	Retained earnings [member]	Treasury stock [member]	Remeasurements of defined benefit plans [member]	Financial instruments measured at fair value through other comprehensive income ("FVOCI") [member]	Exchange differences on translating foreign operations [member]	Equity attributable to SMFG's shareholders [member]	Non-controlling interests [member]	Equity attributable to other equity instruments holders [member]
Beginning balance at Mar. 31, 2018	¥ 12,363,140	¥ 2,338,743	¥ 863,505	¥ 5,419,607	¥ (12,493)	¥ 76,102	¥ 1,718,937	¥ 125,987	¥ 10,530,388	¥ 1,233,230	¥ 599,522
Comprehensive income:
Net profit	415,143			357,436					357,436	51,807	5,900
Other comprehensive income	233,185					56,419	126,668	21,687	204,774	28,411
Total comprehensive income	648,328			357,436		56,419	126,668	21,687	562,210	80,218	5,900
Issuance of shares under share-based payment transactions	1,399	700	699						1,399
Acquisition and disposal of subsidiaries and businesses-net	8									8
Transaction with non-controlling interest shareholders	946		(18)						(18)	964
Dividends to shareholders	(158,755)			(126,950)					(126,950)	(31,805)
Coupons on other equity instruments	(5,900)										(5,900)
Redemption of preferred securities	(149,108)									(149,108)
Purchase of treasury stock	(70,048)				(70,048)				(70,048)
Sale of treasury stock	327				327				327
Loss on sale of treasury stock	(55)		(55)						(55)
Cancellation of treasury stock			(24,231)	(41,691)	65,922
Share-based payment transactions	(381)		(381)						(381)
Transfer from other reserves to retained earnings				21,130			(21,130)
Others	288		(40)	122					82		206
Ending balance at Sep. 30, 2018	12,630,189	2,339,443	839,479	5,629,654	(16,292)	132,521	1,824,475	147,674	10,896,954	1,133,507	599,728
Beginning balance at Mar. 31, 2019	11,773,446	2,339,443	726,012	5,715,101	(16,302)	72,425	1,730,607	113,334	10,680,620	494,123	598,703
Comprehensive income:
Net profit	267,466			249,415					249,415	12,076	5,975
Other comprehensive income	(37,355)					7,977	30,979	(75,639)	(36,683)	(672)
Total comprehensive income	230,111			249,415		7,977	30,979	(75,639)	212,732	11,404	5,975
Issuance of shares under share-based payment transactions	1,044	522	522						1,044
Issuance of other equity instruments	84,951										84,955
Acquisition and disposal of subsidiaries and businesses-net	5,886									5,886
Transaction with non-controlling interest shareholders	275		480						480	(205)
Dividends to shareholders	(143,742)			(132,582)					(132,582)	(11,160)
Coupons on other equity instruments	(5,975)										(5,975)
Redemption of preferred securities	(173,000)									(173,000)
Purchase of treasury stock	(100,040)				(100,040)				(100,040)
Sale of treasury stock	478				478				478
Loss on sale of treasury stock	(148)			(148)					(148)
Cancellation of treasury stock				(101,674)	101,674
Share-based payment transactions	(168)		(168)						(168)
Transfer from other reserves to retained earnings				47,760		(6,347)	(41,413)
Others	979		(47)	1					(46)		1,025
Ending balance at Sep. 30, 2019	¥ 11,674,097	¥ 2,339,965	¥ 726,799	¥ 5,777,873	¥ (14,190)	¥ 74,055	¥ 1,720,173	¥ 37,695	¥ 10,662,370	¥ 327,048	¥ 684,679